SCHEDULE OF FIXED ASSETS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Hotel	$ 30,373,347
Computer and equipment	179,747	148,893	$ 146,925
Furniture and fixtures	27,786	17,331	17,331
Leasehold improvements	7,459	234,835	162,840
Operating / shop equipment	302,117	185,128	257,124
Transportation equipment	36,991	36,991	36,991
Total fixed assets	30,927,447	623,178	621,211
Less: Accumulated depreciation	530,773	552,142	335,112
Total fixed assets, net	$ 30,396,674	$ 71,036	$ 286,099